Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash	$ 60,790	$ 5,377	$ 948
Impairment of long-lived assets	0	0
Sales returns	$ 0	0
Value added tax rate	17.00%
Penalties or interest	$ 0	0
Revenues	1,219,650	1,217,588
Accounts receivable	326,891	$ 363,491
Revenue Benchmark [Member]
Concentration		10.00%
Revenue Benchmark [Member] | Three Customer
Revenues	$ 664,349
Concentration	55.00%
Accounts receivable	$ 7,201
Purchases [Member] | Two Vendor
Concentration	89.00%